Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense

2018	$5.8
2019	5.4
2020	4.6
2021	1.5
2022	0.5
Total	$17.8